Depreciation Included in Property Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 265.6	$ 253.0	$ 249.7
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	237.2	225.4	221.0
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation	8.2	8.2	8.7
Research, Development and Engineering Expenses
Property, Plant and Equipment [Line Items]
Depreciation	$ 20.2	$ 19.4	$ 20.0